Commitments and contingencies (Tables)	6 Months Ended
Sep. 30, 2020
Summary of Maximum Potential Amount of Future Payments under Guarantees	the MHFG Group is exposed to unlimited losses; therefore, the table shows the notional amounts of the contracts as a substitute for the maximum exposure.

	March 31, 2020	September 30, 2020
	(in billions of yen)
Performance guarantees	2,456	2,527
Guarantees on loans	301	266
Guarantees on securities	110	96
Other guarantees	2,314	2,306
Guarantees for the repayment of trust principal	59	31
Liabilities of trust accounts	446	456
Derivative financial instruments	21,756	21,097

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in billions of yen)
Commitments to extend credit (Note)	76,633	86,359
Commercial letters of credit	690	537

Total	77,323	86,896

Note:	Commitments to extend credit include commitments to invest in securities.

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2020 and September 30, 2020:

	March 31, 2020	September 30, 2020
	(in billions of yen)
Investment grade	4,233	4,079
Non-investment grade	948	1,116

Total	5,181	5,195

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.